Debt - Additional Information (Detail) € in Millions, $ in Millions	1 Months Ended																12 Months Ended
	Oct. 31, 2016 USD ($)	Aug. 31, 2016 USD ($)	May 31, 2016 EUR (€)	Apr. 30, 2016 EUR (€)	Mar. 31, 2016 USD ($)	Nov. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Sep. 30, 2014 EUR (€)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 EUR (€)	Oct. 31, 2013 USD ($)	Apr. 30, 2013 USD ($)	Nov. 30, 2011 USD ($)	Mar. 31, 2011 EUR (€)	Jun. 30, 2010 USD ($)	Jan. 31, 1996 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Nov. 30, 2015 EUR (€)
Debt Instrument [Line Items]
Weighted-average interest rate on consolidated debt																	3.20%	3.20%	3.30%
Financial services [Member]
Debt Instrument [Line Items]
Other debt																	$ 1,400		$ 1,100
6.250% CIFE Notes [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount | €														€ 10,000
6.250% CIFE Notes [Member] | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount | €														€ 1,200
Bonds, maturity year														2018
Bonds, interest rate														6.25%
6.250% CIFE Notes [Member] | CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount													$ 500
Bonds, maturity year													2016
Bonds, interest rate													6.25%
2.750% Notes [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount | €										€ 10,000
2.750% Notes [Member] | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount | €										€ 1,000
Bonds, maturity year										2019
Bonds, interest rate										2.75%
2.875% Senior Notes [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount | €			€ 10,000					€ 10,000
2.875% Senior Notes [Member] | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount | €			€ 500					€ 700
Bonds, maturity year								2021
Bonds, interest rate			2.875%					2.875%
Bonds, maturity month and year			2023-05
3.500% Senior Notes [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount | €																				€ 10,000
3.500% Senior Notes [Member] | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount | €																				€ 100
Bonds, maturity year						2025
Bonds, interest rate						3.50%														3.50%
3.875% Notes [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount | €				€ 10,000
3.875% Notes [Member] | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount | €				€ 50
Bonds, maturity year				2028
Bonds, interest rate				3.875%
3.875% Notes [Member] | CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount	$ 400						$ 600
Bonds, maturity year							2018
Bonds, interest rate	3.875%						3.875%
Bonds, maturity month and year	2021-10
Seven Point Two Five Percent Senior Notes [Member] | Case Corp. (now CNH Industrial America LLC) [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount																$ 254
Bonds, maturity year																2016
Bonds, interest rate																7.25%
Debt, redemption description																	The 7.250% Senior Notes were redeemable in whole or in part at any time at the option of CNH Industrial America LLC at a price equal to the greater of (i) 100% of the principal amount of the notes being redeemed or (ii) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the date of redemption on a semi-annual basis at the Treasury Rate (as defined in the notes) plus 20 basis points.
Seven Point Two Five Percent Senior Notes [Member] | Case Corp. (now CNH Industrial America LLC) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt, redemption price as a percentage of principal amount																100.00%
7.875% Notes [Member] | Case New Holland Industrial Inc. (formerly Case New Holland Inc.) [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount															$ 1,500
Bonds, maturity year															2017		2017
Bonds, interest rate															7.875%		7.875%	7.875%
Debt, redemption price as a percentage of principal amount															100.00%
Debt repurchased		$ 450															$ 414
3.625% Notes [Member] | CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount												$ 600
Bonds, maturity year												2018
Bonds, interest rate												3.625%
3.250% Notes [Member] | CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount											$ 500
Bonds, maturity year											2017
Bonds, interest rate											3.25%
3.375% Notes [Member] | CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount									$ 500
Bonds, maturity year									2019
Bonds, interest rate									3.375%
4.375% Notes [Member] | CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount						$ 600
Bonds, maturity year						2020
Bonds, interest rate						4.375%														4.375%
4.875% Notes [Member] | CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount					$ 500
Bonds, interest rate					4.875%
Bonds, maturity month and year					2021-04
4.500% Notes [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount		$ 600
Bonds, interest rate		4.50%
Bonds, maturity month and year		2023-08
Unsecured Credit Facilities [Member]
Debt Instrument [Line Items]
Credit facility																	$ 2,900		$ 3,000
Revolving Credit Facility [Member] | New Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, term																	5 years
Revolving credit facility, amount																	$ 1,800	€ 1,750
Debt instrument, maturity date																	2021